Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2014
Goodwill and other intangible assets
Goodwill and other intangible assets

Note 11—Goodwill and other intangible assets

        Changes in "Goodwill" were as follows:

($ in millions)	Discrete Automation and Motion	Low Voltage Products	Process Automation	Power Products	Power Systems	Corporate and Other	Total
Cost at January 1, 2013	3,420	3,147	1,140	734	1,762	41	10,244
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2013	3,420	3,147	1,140	734	1,762	23	10,226
Goodwill acquired during the year(1)	485	(45)	85	—	—	—	525
Goodwill allocated to disposals	(9)	—	(2)	—	—	—	(11)
Exchange rate differences	18	(43)	6	2	(53)	—	(70)

Balance at December 31, 2013	3,914	3,059	1,229	736	1,709	23	10,670

Goodwill acquired during the year(1)	(52)	1	24	9	—	27	9
Goodwill allocated to disposals	—	(181)	(19)	—	(7)	(27)	(234)
Exchange rate differences and other	(92)	(172)	(60)	(25)	(42)	(1)	(392)

Balance at December 31, 2014	3,770	2,707	1,174	720	1,660	22	10,053

(1)	Amounts include adjustments arising during the twelve-month measurement period subsequent to the respective acquisition date.

        In 2014, goodwill allocated to disposals primarily related to the divestments of the Meyer Steel Structures and heating, ventilation and air conditioning (HVAC) businesses of Thomas & Betts included in the Low Voltage Products division.

        In 2013, goodwill acquired primarily related to Power-One, acquired in July 2013, which was allocated to the Discrete Automation and Motion operating segment.

        Intangible assets other than goodwill consisted of the following:

	December 31,
	2014			2013
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	719	(599)	120	767	(618)	149
Capitalized software for sale	405	(354)	51	432	(384)	48
Intangibles other than software:
Customer-related	2,618	(623)	1,995	2,773	(481)	2,292
Technology-related	607	(304)	303	867	(374)	493
Marketing-related	314	(120)	194	400	(99)	301
Other	72	(33)	39	63	(49)	14

Total	4,735	(2,033)	2,702	5,302	(2,005)	3,297

        Additions to intangible assets other than goodwill consisted of the following:

($ in millions)	2014	2013
Capitalized software for internal use	52	66
Capitalized software for sale	28	26
Intangibles other than software:
Customer-related	—	82
Technology-related	—	110
Marketing-related	—	16
Other	16	—

Total	96	300

        Intangible assets from business combinations in 2014 were not significant. Included in the additions of $300 million in 2013 were the following intangible assets other than goodwill related to business combinations:

	2013
($ in millions)	Amount acquired	Weighted-average useful life
Customer-related(1)	82	11 years
Technology-related	108	4 years
Marketing-related	16	10 years

Total	206	7 years

(1)	Includes the fair value of order backlog acquired in business combinations.

        Amortization expense of intangible assets other than goodwill consisted of the following:

($ in millions)	2014	2013	2012
Capitalized software for internal use	72	81	79
Capitalized software for sale	20	34	38
Intangibles other than software	362	361	332

Total	454	476	449

        In 2014, 2013 and 2012, impairment charges on intangible assets other than goodwill were not significant.

        At December 31, 2014, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2015	404
2016	362
2017	275
2018	191
2019	165
Thereafter	1,305

Total	2,702